Disposals - Additional Information (Detail) - GBP (£) £ in Millions	1 Months Ended			12 Months Ended
	Oct. 31, 2021	Feb. 28, 2021	Apr. 30, 2020	Dec. 31, 2021
Disclosure of disposal of subsidiaries [line items]
Other disposal costs				£ 14
Repayment percentage entitled for equity holders in future cash flow			25.00%
Disposal of major subsidiary [member]
Disclosure of disposal of subsidiaries [line items]
Pre-tax gain on sale of subsidiaries and associates			£ 180
Disposal of Pearson Institute Of Higher Education [Member]
Disclosure of disposal of subsidiaries [line items]
Losses on disposals of subsidiary		£ 5
Disposal of K12 Sistemas [Member]
Disclosure of disposal of subsidiaries [line items]
Proceeds from disposal of subsidiary	£ 108
Gains on disposals of subsidiary	£ 84